INCOME TAXES - Deferred income tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Deferred income tax liabilities	$ (2,337)	$ (2,488)
Deferred withholding tax liabilities	(2,199)	(2,194)
Total deferred income tax liabilities	$ (4,536)	$ (4,682)